SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Lease security deposit	$ 625,000	$ 625,000
Spare machine parts	603,797	589,985
Total Other Assets	$ 1,228,797	$ 1,214,985